Common Stock and Stockholders' Deficit (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance	Shares of common stock reserved for future issuance on an as-converted basis were as follows (in thousands):

	As of December 31,
	2020	2019
Redeemable convertible preferred stock	61,332	61,332
Stock options outstanding	15,125	13,596
Shares reserved for future award issuances	4,044	7,763
Total	80,501	82,691
Shares of common stock reserved for future issuance on an as-converted basis were as follows (in thousands):

	As of September 30,	As of December 31,
	2021	2020
Redeemable convertible preferred stock	61,332	61,332
Stock options outstanding	19,511	15,125
Unvested restricted stock units (RSUs)	209	—
Shares reserved for future award issuances	2,266	4,044
Total	83,318	80,501

Summary of Stock Option Activity
A summary of the Company’s stock option activity under the Plan and related information was as follows (in thousands, except per share data):

	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balances at December 31, 2019	13,596	$4.47	7.8	$39,266
Options granted	5,609	$7.37
Options exercised	(2,190)	$2.91
Options forfeited or expired	(1,890)	$6.04
Balances at December 31, 2020	15,125	$5.58	7.8	$28,467
Options vested and exercisable at December 31, 2020	6,274	$3.89	6.0	$22,405
A summary of the Company’s stock option activity under the 2018 Plan and related information was as follows (in thousands, except per share data):

	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balances at December 31, 2020	15,125	$5.58	7.8	$28,467
Options granted	8,134	$9.44
Options exercised	(2,940)	$4.35
Options forfeited or expired	(808)	$7.48
Balances at September 30, 2021	19,511	$7.22	8.4	$410,039
Options vested and exercisable at September 30, 2021	6,215	$4.93	6.3	$145,292

Summary of RSU Activity	A summary of the Company’s RSU activity under the 2018 Plan and related information was as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	—	$—
RSUs granted	209	$23.45
RSUs vested	—	$—
RSUs forfeited	—	$—
Unvested at September 30, 2021	209	$23.45

Schedule of Assumptions Used to Calculate Fair Value of Stock Option Grants
The following assumptions were used to calculate the fair value of employee and non-employee stock option grants made during the following periods:

	Years Ended December 31,
	2020	2019
Expected volatility	48.8% -53.4%	48.0% -50.8%
Expected term (years)	6.0	6.0
Risk-free interest rate	0.6%	1.9%
Expected dividend yield	—	—
Fair value of common stock per share	$12.06 - $13.11	$7.75 - $12.40
The following assumptions were used to calculate the fair value of employee and non-employee stock option grants made during the following periods:

	Nine Months Ended September 30,
	2021	2020
Expected volatility	53.7% - 54.5%	48.8% - 53.4%
Expected term (years)	6.3	6.0
Risk-free interest rate	1.1%	0.6%
Expected dividend yield	—	—
Fair value of common stock per share	$15.27-$21.20	$12.06-$12.28

Schedule of Stock-based Compensation Expense
The Company recorded stock-based compensation expense in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2020	2019
Cost of revenue	$905	$482
Research and development	10,235	4,615
Sales and marketing	3,403	2,160
General and administrative	8,065	6,824
Total	$22,608	$14,081
The Company recorded stock-based compensation expense in the condensed consolidated statements of operations as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cost of revenue	$383	$247	$981	$680
Research and development	5,680	2,839	13,954	7,373
Sales and marketing	1,711	1,072	4,461	2,190
General and administrative	2,818	2,005	7,575	5,967
Total	$10,592	$6,163	$26,971	$16,210